Note 2 - Basis of Presentation, Principles of Consolidation, Significant Accounting Policies and Liquidity (Details Textual) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Number of Operating Segments			1		1
Retained Earnings (Accumulated Deficit), Total	$ (121,335)		$ (121,335)		$ (101,835)	$ (72,810)
Cash and Cash Equivalents, at Carrying Value, Total	$ 24,579		$ 24,579		43,145	$ 70,903
Legal Fees					$ 2,400
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	8.5	6.0	7.0	5.2	5.5	4.3
General and Administrative Expense [Member]
Legal Fees	$ 400	$ 1,100	$ 1,400	$ 1,900